Share-Based Payments - Summary of Expense Recognized for Employee Services Received (Details) € in Millions, £ in Millions	1 Months Ended		12 Months Ended
	May 31, 2022 EUR (€)	May 31, 2021 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 GBP (£)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from equity-settled share-based payment arrangements			€ 44.1	€ 46.5	€ 61.0
Expense / (Income) arising from cash-settled share-based payment arrangements			7.3	61.5	32.7
Total			51.4	108.0	93.7
Cost of sales
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total			6.5	3.0	7.0
Research and development expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total			33.4	84.6	60.5
Sales and marketing expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total			1.0	0.8	0.5
General and administrative expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total			10.5	19.6	25.7
Employee Stock Ownership Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from equity-settled share-based payment arrangements			0.0	13.8	20.2
Expense / (Income) arising from cash-settled share-based payment arrangements			(0.9)	53.4	6.3
Chief Executive Officer Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from equity-settled share-based payment arrangements			1.2	3.1	5.9
Management Board Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from equity-settled share-based payment arrangements			3.2	4.3	2.4
Expense / (Income) arising from cash-settled share-based payment arrangements			(2.4)	0.0	3.6
Reclassification for share-based payment arrangement	€ 3.3	€ 1.1
BioNTech 2020 Employee Equity Plan for Employees Based Outside North America
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from equity-settled share-based payment arrangements			36.3	25.3	32.5
InstaDeep Employee Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from equity-settled share-based payment arrangements			3.4	0.0	0.0
Long-term deposits | £						£ 15.0
BioNTech Restricted Stock Unit Plan for North America Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense / (Income) arising from cash-settled share-based payment arrangements			€ 10.6	€ 8.1	€ 22.8